Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on marketable securities	0		0		(1)
Foreign currency translation	5		(27)		37
Unrealized gain (loss) on interest rate swaps	7		27		17
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total comprehensive income (loss), net of tax	373		427		367
Comprehensive (income) loss attributable to noncontrolling interests	0		0		0
Comprehensive income (loss) attributable to Celanese Corporation	$ 373		$ 427		$ 367

[1]	As Adjusted (Note 2)